Commitments, Contingencies And Other Significant Agreements (Details)	12 Months Ended
Dec. 31, 2025
Short-term contracts [Member]
Significant Agreements, Commitments and Contingencies [Line Items]
Agreement years	1 year
Long-term contracts [Member]
Significant Agreements, Commitments and Contingencies [Line Items]
Agreement years	3 years